Contingencies (Details)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 patent
Chugai Patent Infringement Complaint
Disclosure of contingent liabilities [line items]
Number of patents | patent		2
Contingent liability for guarantees | Chugai Patent Infringement Complaint
Disclosure of contingent liabilities [line items]
Amount of provision recorded	$ 0
Contingent liability for guarantees | AbbVie Rina-S Trade Secret Complaint
Disclosure of contingent liabilities [line items]
Amount of provision recorded	$ 0